SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information
Schedule of segment information

	For the year ended March 31, 2023
	Security related service and asset management income	Trading of timepieces	Corporate	Eliminations	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	30,938	7,386	-	-	38,324
Cost of revenue	(2,476)	(7,259)	-	-	(9,735)
Other income	1,545	-	-	-	1,545
Impairment loss on trade and other receivables, net of reversal	(19,822)	-	(800)	-	(20,622)
Administrative expenses	(3,428)	(38)	(177)	-	(3,643)
Finance costs	219	86	(968)	-	(663)
Profit/(loss) before tax	6,976	175	(1,945)	-	5,206

Total assets	109,792	20,843	23,010	(51,377)	102,268
Total liabilities	(64,453)	(27,262)	(20,194)	28,366	(83,543)

	For the year ended March 31, 2024
	Security related service and asset management income	Trading of timepieces	Corporate	Eliminations	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	19,560	13,288	-	-	32,848
Cost of revenue	(2,585)	(12,493)	-	-	(15,078)
Other income	1	-	2,000	(2,000)	1
Impairment loss on trade and other receivables, net of reversal	(830)	(33)	-	-	(863)
Administrative expenses	(5,278)	(73)	(1,622)	2,000	(4,973)
Finance costs	243	86	(968)	-	(639)
Profit/(loss) before tax	11,111	775	(590)	-	11,296

Total assets	115,338	25,602	23,010	(53,655)	110,295
Total liabilities	(62,328)	(30,224)	(20,230)	30,646	(82,136)

	For the year ended March 31, 2025
	Security related service and asset management income	Trading of timepieces	Corporate	Eliminations	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	20,884	32,873	-	-	53,757
Cost of revenue	(1,947)	(31,887)	-	-	(33,834)
Other income	167	332	25	(498)	26
Impairment loss on trade and other receivables, net of reversal	21,755	(22,085)	-	-	(330)
Administrative expenses	(2,810)	(787)	(2,948)	498	(6,047)
Finance costs	142	194	(619)	-	(283)
Profit/(loss) before tax	38,191	(21,360)	(3,542)	-	13,289

Total assets	144,622	48,138	47,642	(128,122)	112,280
Total liabilities	(65,445)	(71,939)	(18,495)	82,102	(73,777)